Loss Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share (Parentheticals)	6 Months Ended				12 Months Ended
	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Sep. 30, 2022 ¥ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 ¥ / shares shares	Sep. 30, 2020 ¥ / shares shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Weighted average ordinary shares outstanding— diluted	27,715,937,039	27,715,937,039	1,728,612,425	1,728,612,425	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Net loss per share—diluted | (per share)	¥ 0.00	$ 0.00	¥ (0.14)	$ (0.14)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)